Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 54,710	$ 125,024	$ 13,697
Prepaid expenses	8,472	31,745	6,858
Total Current Assets	63,182	156,769	20,555
Property and Equipment, net	104,203	117,321	47,310
Operating lease right-of-use asset, net	415,249	473,242
Security deposit	3,518	3,518	3,518
Total Assets	586,152	750,850	71,383
Current Liabilities
Accounts payable and accrued expenses	488,500	560,948	793,482
Note payable - related party	1,192,000	642,000	322,000
Note payable
Royalty agreement payable - related party	65,292	65,292	65,292
Accounts payable and accrued expenses - related party	4,422,515	4,145,465	3,349,832
Operating lease liability, current	117,666	110,678
Loan payable	60,000	60,000
SBA Pacheck Protection Loan	90,100
Total Current Liabilities	6,436,073	5,584,383	4,530,606
Long Term Liabilities
Loan payable, net of current	155,244	185,244
Operating lease liability, net of current	308,438	369,281
Total Liabilities	6,899,755	6,138,908	4,530,606
Commitments and Contingencies
Stockholders' Deficit
Preferred stock, value
Common Stock Issuable, 1,122,311 and 1,122,311 shares, respectively	22,000	22,000	22,000
Additional paid-in capital	5,107,560	2,412,969	2,043,235
Accumulated Deficit	(33,418,042)	(29,797,906)	(26,888,056)
Total Stockholders' Deficit	(6,313,603)	(5,388,058)	(4,459,223)
Total Liabilities and Stockholders' Deficit	586,152	750,850	71,383
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred stock, value	5,217,800	5,217,800	5,217,800
Common Stock Class A [Member]
Stockholders' Deficit
Common stock, value	$ 16,757,079	16,757,079	15,145,798
Common Stock Class B [Member]
Stockholders' Deficit
Common stock, value